Financial Instruments - Estimated Fair Values Of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Book Value
Financial Instruments
Cash and cash equivalents	$ 78,803	$ 77,275
Due from related parties	20,084	17,970
Long-term debt, including current portion	1,470,590	1,666,156
Fair Value
Financial Instruments
Cash and cash equivalents	78,803	77,275
Due from related parties	20,084	17,970
Long-term debt, including current portion	1,470,590	1,666,156
Notes | ZIM | Book Value
Financial Instruments
Notes	19,733	21,044
Notes | ZIM | Fair Value
Financial Instruments
Notes	19,733	21,044
Notes | HMM | Book Value
Financial Instruments
Notes	8,678	7,847
Notes | HMM | Fair Value
Financial Instruments
Notes	$ 8,678	$ 7,847